Loans payable - Disclosure of Financing Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Disclosure Of Interest And Financing Cost [Abstract]
Unwinding of discount on rehabilitation and closure accretion (note 12)	$ 85	$ 72	$ 90
Discount unwinding on debt repaid (note 11)	15	115	101
Lease accretion Starcore	20	23
San Pedrito Interest (note 8)			(159)
Interest on diesel equipment lease		3	21
Interest expense on debt (note 11)	23	349	325
Bank fees	11
Interest revenue	(6)	(8)	(67)
Finance Costs Total	$ 148	$ 554	$ 311